Note 14 - Stock Authorization and Issuance (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Summary of Equity Offerings [Table Text Block]
Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/ Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2021	Private placement of common stock with CPRs	2,976	$0.35	-	-	$1,040
March 2021	Private placement of common stock with warrants	3,231	$1.29	1,619	$1.75	$4,156
December 2021	Private placement of common stock with warrants	1,053	$0.95	526	$1.00	$1,000
November 2022	Private placement of common stock	1,000	$0.20	-	-	$200
December 2022	Private placement of common stock	1,000	$0.20	-	-	$200